Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Asset retirement obligations
Balance at the beginning of the period			$ 5,049
Liabilities incurred from new wells			735		815	166
Liabilities assumed in acquisitions			335		60	3,282
Liabilities settled			(108)			(88)
Accretion of discount	174	123	485	343	478	344
Revisions of previous estimates			3		(8)
Balance at the end of the period	6,499		6,499		5,049
Less: current portion	60		60
Asset retirement obligations - long-term	$ 6,439		$ 6,439		$ 5,049	$ 3,704